STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A ordinary Common Stock	Class B ordinary Common Stock
Balance at the beginning at Aug. 20, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Aug. 20, 2020				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Aggregate purchase price	25,000	24,770			$ 230
Issuance of Class B ordinary shares to Sponsor(1) (in shares)					2,300,000
Sale of Units, net of underwriting discounts, offering costs and warrant liability	$ 86,113,691	86,112,771		$ 920
Sale of Units, net of underwriting discounts, offering costs and warrant liability (in shares)	9,200,000			9,200,000
Sale of Private Placement Units, net of warrant liability	$ 2,844,504	2,844,461		$ 43
Sale of Private Placement Units, net of warrant liability (in shares)				434,000
Class A ordinary shares subject to possible redemption	(81,860,860)	(81,860,042)		$ (818)
Class A ordinary shares subject to possible redemption (in shares)				(8,186,086)
Net loss	(2,122,328)		(2,122,328)
Balance at the end at Dec. 31, 2020	5,000,007	7,121,960	(2,122,328)	$ 145	$ 230
Balance at the end (in shares) at Dec. 31, 2020				1,447,914	2,300,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(232,964)		(232,964)
Balance at the end at Mar. 31, 2021	5,000,003	7,354,918	$ (2,355,292)	$ 147	$ 230
Balance at the end (in shares) at Mar. 31, 2021				1,471,210	2,300,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to redemption	$ 232,960	$ 232,958		$ 2
Change in value of Class A ordinary shares subject to redemption (in shares)				23,296